Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Mar. 01, 2017
Victory Diversified Stock Fund | Class A
Prospectus:
Trading Symbol	SRVEX
Victory Diversified Stock Fund | Class C
Prospectus:
Trading Symbol	VDSCX
Victory Diversified Stock Fund | Class R
Prospectus:
Trading Symbol	GRINX
Victory Diversified Stock Fund | Class I
Prospectus:
Trading Symbol	VDSIX
Victory Diversified Stock Fund | Class Y
Prospectus:
Trading Symbol	VDSYX
Victory Diversified Stock Fund | Class R6
Prospectus:
Trading Symbol	VDSRX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class A
Prospectus:
Trading Symbol	VAEMX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class C
Prospectus:
Trading Symbol	VCEMX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class I
Prospectus:
Trading Symbol	VIEMX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class Y
Prospectus:
Trading Symbol	VYEMX
Victory INCORE Fund for Income | Class A
Prospectus:
Trading Symbol	IPFIX
Victory INCORE Fund for Income | Class C
Prospectus:
Trading Symbol	VFFCX
Victory INCORE Fund for Income | Class R
Prospectus:
Trading Symbol	GGIFX
Victory INCORE Fund for Income | Class I
Prospectus:
Trading Symbol	VFFIX
Victory INCORE Fund for Income | Class Y
Prospectus:
Trading Symbol	VFFYX
Victory INCORE Fund for Income | Class R6
Prospectus:
Trading Symbol	VFFRX
Victory INCORE Investment Grade Convertible Fund | Class A
Prospectus:
Trading Symbol	SBFCX
Victory INCORE Investment Grade Convertible Fund | Class I
Prospectus:
Trading Symbol	VICIX
Victory National Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	VNMAX
Victory National Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	VNMYX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class A
Prospectus:
Trading Symbol	VPGEX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class C
Prospectus:
Trading Symbol	VPGCX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class I
Prospectus:
Trading Symbol	VPGYX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class R6
Prospectus:
Trading Symbol	VGESX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class A
Prospectus:
Trading Symbol	VFGAX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class C
Prospectus:
Trading Symbol	VFGCX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class R
Prospectus:
Trading Symbol	VFGRX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class I
Prospectus:
Trading Symbol	VFGIX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class Y
Prospectus:
Trading Symbol	VFGYX
Victory Ohio Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	SOHTX
Victory Special Value Fund | Class A
Prospectus:
Trading Symbol	SSVSX
Victory Special Value Fund | Class C
Prospectus:
Trading Symbol	VSVCX
Victory Special Value Fund | Class R
Prospectus:
Trading Symbol	VSVGX
Victory Special Value Fund | Class I
Prospectus:
Trading Symbol	VSPIX
Victory Special Value Fund | Class Y
Prospectus:
Trading Symbol	VSVYX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class A
Prospectus:
Trading Symbol	SBALX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class C
Prospectus:
Trading Symbol	VBFCX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class R
Prospectus:
Trading Symbol	VBFGX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class I
Prospectus:
Trading Symbol	VBFIX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class A
Prospectus:
Trading Symbol	VETAX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R
Prospectus:
Trading Symbol	GETGX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class I
Prospectus:
Trading Symbol	VEVIX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class Y
Prospectus:
Trading Symbol	VEVYX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R6
Prospectus:
Trading Symbol	VEVRX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class C
Prospectus:
Trading Symbol	VEVCX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class A
Prospectus:
Trading Symbol	SSGSX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class R
Prospectus:
Trading Symbol	GOGFX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class I
Prospectus:
Trading Symbol	VSOIX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class Y
Prospectus:
Trading Symbol	VSOYX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class R6
Prospectus:
Trading Symbol	VSORX